Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net loss for the year	$ (41,622)	$ (32,866)
Adjustments for items not affecting cash
Interest accretion	161	18
Change in fair value of contingent consideration	(95)	(511)
Share-based compensation	1,609	1,938
Amortization of warrant discount	417
Change in fair value of warrant liability	4,967
Amortization of intangible assets	1,320	1,809
Impairment of intangible assets	2,952
Depreciation of property and equipment	786	625
Deferred lease inducement		(22)
Unrealized foreign exchange loss (gain)	516	(2,419)
License agreement amendment		2,290
Adjustments for items not affecting cash	(28,989)	(29,138)
Changes in non-cash working capital balances
Amounts receivable	511	(335)
Prepaid expenses	484	(67)
Accounts payable and accrued liabilities	2,788	(940)
Other current liabilities	298	19
Cash used in operating activities	(24,908)	(30,461)
INVESTING ACTIVITIES
Net maturities of marketable securities	10,452	23,708
Purchase of property and equipment	(324)	(63)
Cash provided by investing activities	10,128	23,645
FINANCING ACTIVITIES
Repayment of lease liabilities	(306)
Repayment of loan payable	(73)	(89)
Issuance of warrants, net of issuance costs	5,372
Issuance of share capital, net of issuance costs	8,511
Cash provided by (used in) financing activities	13,504	(89)
Impact of foreign exchange rate on cash and cash equivalents	542	(286)
Net decrease in cash and cash equivalents during the year	(734)	(7,191)
Cash and cash equivalents, beginning of year	15,318	22,509
Cash and cash equivalents, end of year	$ 14,584	$ 15,318